Exhibit 99.1

CNH Equipment Trust 2026-B
$190,000,000 Class A-1 3.814% Asset Backed Notes due June 15, 2027
$246,540,000 Class A-2a 4.18% Asset Backed Notes due November 15, 2029
$105,660,000 Class A-2b 30-Day average SOFR + 0.34% Floating Rate Asset Backed Notes due November 15, 2029
$302,200,000 Class A-3 4.59% Asset Backed Notes due September 15, 2031
$63,280,000 Class A-4 4.74% Asset Backed Notes due November 15, 2033

Please contact Sandy Tomlinson at 815-466-9606 with any questions regarding this report or email wwabs@cnhind.com
For additional information consult https://www.cnhcapital.com/en_us/investor-info/investor-relations
Cutoff Date		5/31/2026
Date Added		4/30/2026
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	352,175.81	0.00	0.00	0.00
	1	8,043,298.91	0.00	0.00	0.00
	2	19,830,659.30	0.00	0.00	0.00
	3	29,862,262.79	0.00	0.00	0.00
	4	29,447,966.90	0.00	0.00	0.00
	5	6,807,213.92	0.00	0.00	0.00
	6	12,214,525.56	0.00	0.00	0.00
	7	19,514,876.53	0.00	0.00	0.00
	8	43,541,116.71	0.00	0.00	0.00
	9	24,297,173.34	0.00	0.00	0.00
	10	22,223,786.18	0.00	0.00	0.00
	11	20,046,287.75	0.00	0.00	0.00
	12	5,858,576.12	0.00	0.00	0.00
	13	9,811,847.17	0.00	0.00	0.00
	14	20,952,609.56	0.00	0.00	0.00
	15	21,645,924.81	0.00	0.00	0.00
	16	22,381,621.56	0.00	0.00	0.00
	17	6,752,130.69	0.00	0.00	0.00
	18	12,113,875.65	0.00	0.00	0.00
	19	18,835,486.79	0.00	0.00	0.00
	20	39,911,965.92	0.00	0.00	0.00
	21	23,156,161.84	0.00	0.00	0.00
	22	20,549,686.86	0.00	0.00	0.00
	23	20,190,198.98	0.00	0.00	0.00
	24	5,900,084.84	0.00	0.00	0.00
	25	9,583,616.44	0.00	0.00	0.00
	26	20,159,371.10	0.00	0.00	0.00
	27	20,944,694.75	0.00	0.00	0.00
	28	21,969,407.22	0.00	0.00	0.00
	29	6,143,693.18	0.00	0.00	0.00
	30	11,469,743.27	0.00	0.00	0.00
	31	17,964,801.09	0.00	0.00	0.00
	32	38,818,307.79	0.00	0.00	0.00
	33	22,474,008.36	0.00	0.00	0.00
	34	19,893,293.35	0.00	0.00	0.00
	35	19,200,333.78	0.00	0.00	0.00
	36	5,102,026.70	0.00	0.00	0.00
	37	8,340,724.02	0.00	0.00	0.00
	38	18,392,322.01	0.00	0.00	0.00
	39	19,185,586.86	0.00	0.00	0.00
	40	20,547,409.96	0.00	0.00	0.00
	41	5,347,888.25	0.00	0.00	0.00
	42	10,716,632.93	0.00	0.00	0.00
	43	16,347,416.86	0.00	0.00	0.00
	44	37,016,099.03	0.00	0.00	0.00
	45	21,145,481.24	0.00	0.00	0.00
	46	18,659,145.60	0.00	0.00	0.00
	47	18,036,920.52	0.00	0.00	0.00
	48	3,626,117.65	0.00	0.00	0.00
	49	7,641,063.26	0.00	0.00	0.00
	50	17,347,124.15	0.00	0.00	0.00

2026-B	Page 1

	51	17,910,878.26	0.00	0.00	0.00
	52	19,201,137.67	0.00	0.00	0.00
	53	3,686,555.45	0.00	0.00	0.00
	54	8,880,826.40	0.00	0.00	0.00
	55	14,561,360.82	0.00	0.00	0.00
	56	34,309,363.77	0.00	0.00	0.00
	57	18,616,979.89	0.00	0.00	0.00
	58	15,789,503.59	0.00	0.00	0.00
	59	14,783,707.04	0.00	0.00	0.00
	60	1,086,953.62	0.00	0.00	0.00
	61	1,377,533.63	0.00	0.00	0.00
	62	3,009,831.00	0.00	0.00	0.00
	63	3,267,240.88	0.00	0.00	0.00
	64	3,705,506.75	0.00	0.00	0.00
	65	905,153.46	0.00	0.00	0.00
	66	2,039,125.01	0.00	0.00	0.00
	67	3,644,547.66	0.00	0.00	0.00
	68	5,984,366.12	0.00	0.00	0.00
	69	4,329,288.50	0.00	0.00	0.00
	70	2,829,948.21	0.00	0.00	0.00
	71	2,585,249.88	0.00	0.00	0.00
	72	475,778.84	0.00	0.00	0.00
	73	669,615.46	0.00	0.00	0.00
	74	1,196,255.14	0.00	0.00	0.00
	75	1,754,193.33	0.00	0.00	0.00
	76	1,874,326.30	0.00	0.00	0.00
	77	489,868.51	0.00	0.00	0.00
	78	1,263,451.53	0.00	0.00	0.00
	79	2,335,901.37	0.00	0.00	0.00
	80	5,162,059.57	0.00	0.00	0.00
	81	1,645,868.21	0.00	0.00	0.00
	82	1,822,070.61	0.00	0.00	0.00
	83	1,098,130.74	0.00	0.00	0.00
	84	0.00	0.00	0.00	0.00
	85	0.00	0.00	0.00	0.00
	86	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	1,102,607,321.08	0.00	0.00	0.00
Discount Rate		7.350%	7.350%	7.350%	7.350%
Beginning Contract Value		930,963,873.39	0.00	0.00	0.00
Scheduled Contract Value Decline		(819,651.08)	0.00	0.00	0.00
Unscheduled Contract Value Decline		11,922,692.97	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		919,860,831.50	0.00	0.00	0.00
Aggregate Statistical Contract Value (Outstanding Balance)		989,845,819.06

2026-B	Page 2

CNH Equipment Trust 2026-B
$190,000,000 Class A-1 3.814% Asset Backed Notes due June 15, 2027
$246,540,000 Class A-2a 4.18% Asset Backed Notes due November 15, 2029
$105,660,000 Class A-2b 30-Day average SOFR + 0.34% Floating Rate Asset Backed Notes due November 15, 2029
$302,200,000 Class A-3 4.59% Asset Backed Notes due September 15, 2031
$63,280,000 Class A-4 4.74% Asset Backed Notes due November 15, 2033

Dated Date (30/360)	5/27/2026
Dated Date (act/360)	5/27/2026
Scheduled Payment Date	6/15/2026
Actual Payment Date	6/15/2026
Days in accrual period (30/360)	18
Days in accrual period (act/360)	19
30-Day aveage SOFR Rate as of SOFR determination date:	3.60809%
A-2b Note Rate	3.94809%
Note Distribution Account Deposit	$13,064,457.77
Certificate Distribution Account deposit	$0.00
First Principal Payment Amount	$11,103,041.89
Additional Principal Payment Amount (this period)	$3,259,817.09
Note Monthly Principal Distributable Amount	$14,362,858.98
Spread Account Initial Deposit	$18,619,277.47
Amount required to be deposited into the Collection Account during the calendar month	$17,091,190.25

Collateral Summary
Wtd. Average Discount Rate	7.350%
Beginning Contract Value	930,963,873.39
Scheduled Contract Value Decline	(819,651.08)
Unscheduled Contract Value Decline	11,922,692.97
Additional Contract Value Purchased	0.00
Ending Contract Value	919,860,831.50

Total Beginning Balance (Pool Balance)	930,963,873.39
Pool Balance as of end of last day of preceding Collection Period	930,963,873.39
Total Ending Balance (Pool Balance )	919,860,831.50

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$1,598,172.39
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer's liquidation expenses)	$15,493,017.86

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$17,091,190.25

Reinvestment Income	$9,054.51

Total Collections + Reinvestment Income For The Period	$17,100,244.76
Overcollateralization Amount	$23,283,873.39

Targeted Overcollateralization Amount End of Period	$26,543,690.48
Targeted Overcollateralization Percentage End of Period	2.85%
Target Overcollateralization Amount met (Yes/No)	No

Other	$0.00

2026-B	Page 3

CNH Equipment Trust 2026-B
$190,000,000 Class A-1 3.814% Asset Backed Notes due June 15, 2027
$246,540,000 Class A-2a 4.18% Asset Backed Notes due November 15, 2029
$105,660,000 Class A-2b 30-Day average SOFR + 0.34% Floating Rate Asset Backed Notes due November 15, 2029
$302,200,000 Class A-3 4.59% Asset Backed Notes due September 15, 2031
$63,280,000 Class A-4 4.74% Asset Backed Notes due November 15, 2033

Actual Payment Date					6/15/2026
		General		Party Receiving
		Purpose of		Fee or Expense
Calculation of Distributable Amounts		Fee or Expense		Amount
					—
Current Asset Representation Fee Due		Provide for Asset Representations Reviewer			$0.00
Past Due Asset Representations Fee		as required		Clayton Fixed Income	$0.00
Total Asset Representations Fee Due				Services LLC	$0.00

CNH					CNH
Current Servicing Fee Due					$775,803.23
Past Due Servicing Fee					$0.00
Total Servicing Fee Due		Provide for servicer as required		NH Credit	$775,803.23
				Company LLC
Current Administration Fee Due			$500.00		$166.67
Past Due Administration Fee					$0.00
Total Administration Fee Due		Provide for trust administrator		CNH Capital	$166.67
				America LLC
Reimbursable Expenses of the Asset Representations Reviewer Due					$0.00
Past Due Reimburseable Expenses of the Asset Representations Reviewer					$0.00
Total Reimbursable Expenses of the Asset Representations Reviewer Due					$0.00
		To cover expenses of asset representations reviewer
Indemnities of the Asset Representations Reviewer Due					$0.00
Past Due Indemnities of the Asset Representations Reviewer					$0.00
Total Indemnities of the Asset Representations Reviewer Due					$0.00
		To indemnify asset representations reviewer
Reimburseable Expenses of the Servicer Due					$0.00
Past Due Reimburseable Expenses of the Servicer					$0.00
Total Reimburseable Expenses of the Servicer Due		To cover expenses of servicer		NH Credit	$0.00
				Company LLC
Total Principal Balance of Notes (Beginning of Period)					$907,680,000.00
A-1 notes Beginning Principal balance					$190,000,000.00
A-2a notes Beginning Principal balance					$246,540,000.00
A-2b notes Beginning Principal balance					$105,660,000.00
A-3 notes Beginning Principal balance					$302,200,000.00
A-4 notes Beginning Principal balance					$63,280,000.00

		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	3.81400%	3.81400%	act/360	$382,459.44
A-2a notes Current Interest Due	Fix	4.18000%	4.18000%	30/360	$515,268.60
A-2b notes Current Interest Due	Flt	0.34000%	0.33000%	act/360	$220,165.24
A-3 notes Current Interest Due	Fix	4.59000%	4.59000%	30/360	$693,549.00
A-4 notes Current Interest Due	Fix	4.74000%	4.74000%	30/360	$149,973.60

A-1 notes Past Due Interest					$0.00
A-2a notes Past Due Interest					$0.00
A-2b notes Past Due Interest					$0.00
A-3 notes Past Due Interest					$0.00
A-4 notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00

2026-B	Page 4

A-2a notes Interest Due on Past Due Interest	$0.00
A-2b notes Interest Due on Past Due Interest	$0.00
A-3 notes Interest Due on Past Due Interest	$0.00
A-4 notes Interest Due on Past Due Interest	$0.00

A-1 notes Total Interest Due	$382,459.44
A-2a notes Total Interest Due	$515,268.60
A-2b notes Total Interest Due	$220,165.24
A-3 notes Total Interest Due	$693,549.00
A-4 notes Total Interest Due	$149,973.60

A-1 notes Principal Due	$11,103,041.89
A-2a notes Principal Due	$0.00
A-2b notes Principal Due	$0.00
A-3 notes Principal Due	$0.00
A-4 notes Principal Due	$0.00

Total notes Interest Due	$1,961,415.88
Total notes Principal Due	$11,103,041.89
Total notes Distributable Amount	$13,064,457.77

2026-B	Page 5

ī
CNH Equipment Trust 2026-B
$190,000,000 Class A-1 3.814% Asset Backed Notes due June 15, 2027
$246,540,000 Class A-2a 4.18% Asset Backed Notes due November 15, 2029
$105,660,000 Class A-2b 30-Day average SOFR + 0.34% Floating Rate Asset Backed Notes due November 15, 2029
$302,200,000 Class A-3 4.59% Asset Backed Notes due September 15, 2031
$63,280,000 Class A-4 4.74% Asset Backed Notes due November 15, 2033

Actual Payment Date	6/15/2026

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$17,100,244.76

Beginning Spread Account Balance	$18,619,277.47
Deposits from Spread Account to Distribution Account	$0.00

Total Cash Available	$17,100,244.76

Cash Allocation (Cashflow Waterfall)		Available Cash

Asset Representation Reviewer Fee, Expenses and Indemnities up to a Maximum of $200,000.00 Per Year Paid	$0.00
Asset Representation Reviewer Fee, Expenses and Indemnities up to a Maximum of $200,000.00 Per Year Paid Shortfall	$0.00
		$17,100,244.76
Servicing Fee Paid	$775,803.23
Servicing Fee Shortfall	$0.00
		$16,324,441.53
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$16,324,274.86

Cash Available to Pay Note Interest	$16,324,274.86
Cash Available to Pay Termination Payment	$16,324,274.86

Class A-1 notes Interest Paid	$382,459.44
Class A-2a notes Interest Paid	$515,268.60
Class A-2b notes Interest Paid	$220,165.24
Class A-3 notes Interest Paid	$693,549.00
Class A-4 notes Interest Paid	$149,973.60
		$14,362,858.98
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-2b notes Interest Shortfall	$0.00
Class A-3 notes Interest Shortfall	$0.00
Class A-4 notes Interest Shortfall	$0.00

First Principal Payment Amount	$11,103,041.89

Class A-1 notes Principal Paid	$11,103,041.89
Class A-2a notes Principal Paid	$0.00
Class A-2b notes Principal Paid	$0.00
Class A-3 notes Principal Paid	$0.00
Class A-4 notes Principal Paid	$0.00
		3,259,817.09
Deposits to Spread Account	$0.00

Additional Note Monthly Principal Distributable Amount (this Period)	$3,259,817.09
LTD Additional Note Monthly Principal Distributable Amount	$3,259,817.09
		0.00
Reimbursable Expenses of the Asset Representations Reviewer Paid	$0.00
Reimbursable Expenses of the Asset Representations Reviewer Shortfall	$0.00
		$0.00
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$0.00
Total Principal Balance of Notes (End of Period)	$893,317,141.02
A-1 notes Ending Principal balance	$175,637,141.02
A-2a notes Ending Principal balance	$246,540,000.00
A-2b notes Ending Principal balance	$105,660,000.00
A-3 notes Ending Principal balance	$302,200,000.00

2026-B	Page 6

A-4 notes Ending Principal balance	$63,280,000.00

Release excess to the Certificateholders	$0.00	$0.00

2026-B	Page 7

				ī
CNH Equipment Trust 2026-B
$190,000,000 Class A-1 3.814% Asset Backed Notes due June 15, 2027
$246,540,000 Class A-2a 4.18% Asset Backed Notes due November 15, 2029
$105,660,000 Class A-2b 30-Day average SOFR + 0.34% Floating Rate Asset Backed Notes due November 15, 2029
$302,200,000 Class A-3 4.59% Asset Backed Notes due September 15, 2031
$63,280,000 Class A-4 4.74% Asset Backed Notes due November 15, 2033

Actual Payment Date					6/15/2026

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$907,680,000.00	1.0000000	$1,000.00
A-1 notes Beginning Principal balance					$190,000,000.00	1.0000000	$1,000.00
A-2a notes Beginning Principal balance					$246,540,000.00	1.0000000	$1,000.00
A-2b notes Beginning Principal balance					$105,660,000.00	1.0000000	$1,000.00
A-3 notes Beginning Principal balance					$302,200,000.00	1.0000000	$1,000.00
A-4 notes Beginning Principal balance					$63,280,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL		PRORATA	$893,317,141.02	0.9841763	$984.18
A-1 notes Ending Principal balance		0.30	$190,000,000.00		$175,637,141.02	0.9244060	$924.41
A-2a notes Ending Principal balance		1.18	$246,540,000.00	70.00000%	$246,540,000.00	1.0000000	$1,000.00
A-2b notes Ending Principal balance		1.18	$105,660,000.00	30.00000%	$105,660,000.00	1.0000000	$1,000.00
A-3 notes Ending Principal balance		2.82	$302,200,000.00		$302,200,000.00	1.0000000	$1,000.00
A-4 notes Ending Principal balance		3.97	$63,280,000.00		$63,280,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$382,459.44	0.0020129	$2.01
Class A-2a notes Interest Paid					$515,268.60	0.0020900	$2.09
Class A-2b notes Interest Paid					$220,165.24	0.0020837	$2.08
Class A-3 notes Interest Paid					$693,549.00	0.0022950	$2.30
Class A-4 notes Interest Paid					$149,973.60	0.0023700	$2.37

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2b notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4 notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid					$14,362,858.98	0.0755940	$75.59
Class A-2a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-2b notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3 notes Principal Paid					$0.00	0.0000000	$0.00
Class A-4 notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit			2.00%		$0.00
Required Spread Account Target					$18,619,277.47

Required Spread Account
Beginning Spread Account Balance					$18,619,277.47
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$18,619,277.47

				Original
Purchases		Cut-Off	Closing	Pool
	Units	Date	Date	Balance

Initial Purchase	8,544	4/30/26	5/27/26	930,963,873.39
Total	8,544			930,963,873.39

Total Release to Seller					$775,969.90

"The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment ."

2026-B	Page 8

2026-B	Page 9

POOL STATISTICS

Collateral Composition

Number of Receivables at Beginning of Period		8,544
Number of Receivables at End of Period		8,476

Weighted Average Coupon on Receivables		2.76
Weighted Average Original Term on Receivables		62.36
Weighted Average Remaining Term on Receivables		54.80

Pool Factor		0.98418
A-1 Note Pool Factor		0.92441
A-2a Note Pool Factor		1.00000
A-2b Note Pool Factor		1.00000
A-3 Note Pool Factor		1.00000
A-4 Note Pool Factor		1.00000
Unscheduled Contract Value Decline - Monthly		11,922,692.97
Unscheduled Contract Value Decline - Life-to-Date		11,922,692.97
Call Factor - based on Ending Contract Value		98.81%

Collateral Performance
Contractural Delinquency (1):		Count	%	Amount	%
31-60 Days delinquent		0	0.00%	0.00	0.00%
61-90 Days delinquent		0	0.00%	0.00	0.00%
91-120 Days delinquent		0	0.00%	0.00	0.00%
121-150 Days delinquent		0	0.00%	0.00	0.00%
151-180 Days delinquent		0	0.00%	0.00	0.00%
181 + Days delinquent		0	0.00%	0.00	0.00%
TOTAL		0	0.00%	0.00	0.00%
Amounts Past Due (2)
Scheduled Amounts 30 - 59 days past due		$0.00	0.00%
Scheduled Amounts 60 days or more past due (3)		$0.00	0.00%

ARR Delinquency Trigger (61+ Days Delinquent Receivables)

Period (from Cutoff Date )

1-12	10.00%
13-48+	16.00%		Variance	Trigger

End of Collection Period 61+ days delinquent Receivables as a percentage of the aggregate Statistical Contract Value		0.00%	10.0000%	10.00%

Do end of Collection Period 61+ days delinquent Receivables as a percentage of the aggregate Statistical Contract Value meet or exceed the applicable ARR Delinquency Trigger percentage (did Delinquency Trigger occur)?

		NO

Net and Realized Losses		Amount	Count (4)		%

Net Losses (5)		$0.00	0		0.00%
Write Down Amount on 180 Day Receivables		$0.00
Monthly Realized Losses (Total)		$0.00
Net Losses as a % of the Average Pool Balance		0.000%
Average Net Losses on all Receivables that have experienced a Net Loss this period		$0.00

Life-to-Date Net Losses		$0.00	0
Cumulative Write Down Amount on 180 Day Receivables		$0.00
Cumulative Realized Losses (Total)		$0.00
Life-to-Date Net Losses as a % of the Initial Pool Balance		0.000%
Average Net Loss on all Receivables that have experienced a Net Loss		$0.00
Cumulative Net Loss Ratio		0.0000%

Repossession Inventory and 180-Day Receivables
Repossessed Equipment not Sold or Reassigned (Beginning) (6)		$0.00
Repossessed Equipment not Sold or Reassigned (End)		$0.00

Balance of 180 Day Receivables (Beg of month) (7)		$0.00

2026-B	Page 10

Balance of 180 Day Receivables (End of month)	$0.00

(1) Delinquent amount represents, for all Receivables (including 180 Day and Repossessed Receivables, but excluding Liquidated or Purchased Receivables) with respect to which any amounts are delinquent, the outstanding principal balance plus any missed interest, with Repossessed Receivables stated at their estimated realizable value.

(2) Scheduled amount past due represents the amount of missed principal and interest payments plus any fees.
(3) This number is utilized to calculate Delinquency Ratio with respect to the Specified Spread Account Reduction Trigger.

(4) The sum of the monthly count of Receivables will not equal the life-to-date count of Receivables due to loss activity on the same Receivable occurring in multiple months. Duplicate Receivables have been removed from the life-to-date count.

(5) Net Losses are the sum of (a) the estimated realizable loss at the time of repossession, (b) full charge-off if written off without a repossession and (c) adjustment to the estimated realizable loss for proceeds from the liquidation of Repossessed Receivables. Net Loss percentages and Average Net Losses are based on Net Losses excluding Write Down Amounts on 180-Day Receivables.

(6) Repossessd Receivables are stated at estimated realized value.
(7) Balance of 180- Day Receivables is stated at outstanding principal balance and any fees.

STATEMENTS TO NOTEHOLDERS

1  Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?	NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?	NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?	NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?	NO

RISK RETENTION STATEMENT

(A) The fair value of the certificates on the closing date: (i) was equal to the % of the sum of the fair value of the notes and the certificates as of the closing date;	4.06%
(ii) was equal to $	$38,412,427.36
(B) The amount deposited to the spread account on the closing date: (i) was equal to % of the sum of the fair value of the notes and certificates as of the closing date;	1.97%
(ii) was equal to $	$18,619,277.47
The fair value of the certificates and the amount on deposit in the spread account as of the closing date collectively equal: (i) % of the sum of the fair value of the notes and the certificates as of the closing date;	6.03%
(ii) $	$57,031,704.83

2026-B	Page 11

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount	Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

6/15/2026	382,459.44
7/15/2026	558,233.38
8/17/2026	614,056.72
9/15/2026	539,625.60
10/15/2026	558,233.38
11/16/2026	595,448.94
12/15/2026	539,625.60
1/15/2027	576,841.16
2/16/2027	595,448.94
3/15/2027	502,410.04
4/15/2027	576,841.16
5/17/2027	595,448.94
6/15/2027	483,802.26

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	175,637,141.02
3. Final Scheduled Maturity Date	June 15, 2027

Distribution Amount	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	735,433.84	693,549.00	149,973.60

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	352,200,000.00	302,200,000.00	63,280,000.00
3. Final Scheduled Maturity Date	November 15, 2029	September 15, 2031	November 15, 2033

2026-B	Page 12